Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (183,176)	$ (43,541)	$ (8,759)
Other comprehensive loss:
Pension obligation adjustment	(1,716)	1,168
TOTAL COMPREHENSIVE LOSS	$ (184,892)	$ (42,373)	$ (8,759)